Note 4 - Fair Value: Fair Value Measurements, by Fair Value hierarchy (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Corporate Debt Securities
Investments, Fair Value Disclosure	$ 392,430	$ 457,835
US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	203,281,751	193,601,244
Investments, Fair Value Disclosure	203,674,181	204,568,031
Mutual Funds
Investments, Fair Value Disclosure		10,508,952
Fair Value, Inputs, Level 1 | Corporate Debt Securities
Investments, Fair Value Disclosure	392,430	457,835
Fair Value, Inputs, Level 1 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 1
Investments, Fair Value Disclosure	392,430	10,966,787
Fair Value, Inputs, Level 1 | Mutual Funds
Investments, Fair Value Disclosure		10,508,952
Fair Value, Inputs, Level 2 | Corporate Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	203,281,751	193,601,244
Fair Value, Inputs, Level 2
Investments, Fair Value Disclosure	203,281,751	193,601,244
Fair Value, Inputs, Level 2 | Mutual Funds
Investments, Fair Value Disclosure		0
Fair Value, Inputs, Level 3 | Corporate Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3
Investments, Fair Value Disclosure	$ 0	0
Fair Value, Inputs, Level 3 | Mutual Funds
Investments, Fair Value Disclosure		$ 0